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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07242
                                   ---------------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  525 Bigham Knoll, Suite 100          Jacksonville, Oregon            97530
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)

                                 Erich M. Patten

Cutler Investment Counsel, LLC   525 Bigham Knoll   Jacksonville, Oregon   97530
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000
                                                    ----------------------------

Date of fiscal year end:        June 30, 2009
                           ---------------------------

Date of reporting period:       December 31, 2008
                           ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                                              CUTLER EQUITY FUND
--------------------------------------------------------------------------------

                                         THE
                         [LOGO OMITTED] CUTLER
                                        TRUST


                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 2008
                                   (UNAUDITED)

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
TABLE OF CONTENTS
================================================================================

                                                                            Page

Letter to Shareholders..................................................       3

Performance Information.................................................       4

Portfolio Information...................................................       5

Schedule of Investments.................................................       6

Statement of Assets and Liabilities ....................................       9

Statement of Operations.................................................      10

Statements of Changes in Net Assets.....................................      11

Financial Highlights....................................................      12

Notes to Financial Statements...........................................      13

About Your Fund's Expenses..............................................      17

Additional Information..................................................      19

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
================================================================================

To The Cutler Trust Shareholders:

Please find enclosed the contents of the Cutler Equity Fund's (the "Fund") semi-annual report dated December 31st, 2008. While 2008 was the worst year for the S&P 500 since 1937, the Fund outperformed by 8.33% net of all fees and expenses. In the current challenging environment, the stocks with the strongest performance were generally companies with strong balance sheets, consistent earnings, and dividend payments. These characteristics are important components of Cutler's process during both good times and bad.

We believe that the Fund continues to be well-positioned going forward. In a period of modest equity returns, dividends will be an increasingly important portion of total return. Over the past year, the portfolio has been positioned to benefit from three investment themes:

      1) POTENTIAL INFLATION. In the U.S. alone, the government has been creating money at an unprecedented rate. The estimated deficit of 2009, not accounting for the current stimulus proposal, has reached a post-WWII record of 8.3% of GDP ($1.2 trillion). The target Federal Funds rate has been set at 0%. Overseas, central bankers are taking similar approaches, as the Bank of England recently targeted the lowest interest rates since 1694. While these policies are appropriate given the current deflationary environment, we continue to believe that "there is no free lunch." The creation of money will ultimately have consequences and we have added positions which we believe should benefit from rising prices.

      2) INFRASTRUCTURE EXPANSION. The Fund holds an overweight in Materials and Industrials, both for inflation protection, and also due to a potential increase in government spending. If the economic stimulus ultimately is focused on infrastructure development, the portfolio should be in a position to benefit from government outlays.

      3) CHANGING RISK PREMIUMS. We believe that the risk profile of investors has shifted during the current market uncertainty. In this regard, we believe that large capitalization and dividend paying companies will continue to benefit from premium valuations. This should continue to benefit the Fund's strategy as economic uncertainty continues into 2009.

We continue to believe that dividends are the most important indicator of equity value, and continue to manage the portfolio in adherence to this fundamental philosophy. In times of economic uncertainty, the transparency of dividends contributes to lower portfolio volatility, the benefits of which are clearly evident in the current investing environment.

Thank you for your continued support.

Sincerely,

/s/ Matthew C. Patten                       /s/ Erich M. Patten

Matthew C. Patten                           Erich M. Patten
Chairman                                    Portfolio Manager
The Cutler Trust                            Cutler Investment Counsel, LLC

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2008 (Unaudited)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              CUTLER EQUITY FUND AND THE S&P 500 TOTAL RETURN INDEX

                              [LINE GRAPH OMITTED]

                                                  S&P 500
                  CUTLER EQUITY FUND         TOTAL RETURN INDEX
                  ------------------         ------------------
                 DATE          VALUE        DATE          VALUE
                 ----         -------       ----         -------
                 12/31/98     $10,000       12/31/98     $10,000
                 03/31/99      10,061       03/31/99      10,498
                 06/30/99      11,305       06/30/99      11,238
                 09/30/99      10,249       09/30/99      10,536
                 12/31/99      10,328       12/31/99      12,104
                 03/31/00      10,435       03/31/00      12,382
                 06/30/00      10,259       06/30/00      12,053
                 09/30/00      10,475       09/30/00      11,936
                 12/31/00      11,223       12/31/00      11,002
                 03/31/01      10,797       03/31/01       9,698
                 06/30/01      11,179       06/30/01      10,265
                 09/30/01      10,079       09/30/01       8,759
                 12/31/01      10,865       12/31/01       9,694
                 03/31/02      11,083       03/31/02       9,721
                 06/30/02       9,607       06/30/02       8,419
                 09/30/02       7,517       09/30/02       6,964
                 12/31/02       8,410       12/31/02       7,552
                 03/31/03       7,917       03/31/03       7,314
                 06/30/03       9,151       06/30/03       8,440
                 09/30/03       9,166       09/30/03       8,663
                 12/31/03      10,485       12/31/03       9,718
                 03/31/04      10,461       03/31/04       9,883
                 06/30/04      10,559       06/30/04      10,053
                 09/30/04      10,642       09/30/04       9,865
                 12/31/04      11,255       12/31/04      10,775
                 03/31/05      11,191       03/31/05      10,544
                 06/30/05      11,168       06/30/05      10,688
                 09/30/05      11,581       09/30/05      11,074
                 12/31/05      11,644       12/31/05      11,305
                 03/31/06      12,008       03/31/06      11,781
                 06/30/06      12,158       06/30/06      11,612
                 09/30/06      12,850       09/30/06      12,270
                 12/31/06      13,662       12/31/06      13,091
                 03/31/07      13,756       03/31/07      13,175
                 06/30/07      14,540       06/30/07      14,001
                 09/30/07      14,847       09/30/07      14,286
                 12/31/07      14,365       12/31/07      13,810
                 03/31/08      13,565       03/31/08      12,505
                 06/30/08      12,922       06/30/08      12,164
                 09/30/08      12,599       09/30/08      11,146
                 12/31/08      10,247       12/31/08       8,700

                       Past performance is not predictive of future performance.


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                      (FOR PERIODS ENDED DECEMBER 31, 2008)

                                             1 Year   5 Years    10 Years
                                             ------   -------    --------
      Cutler Equity Fund                    -28.67%    -0.46%     0.24%
      S&P 500 Total Return Index            -37.00%    -2.19%    -1.38%

      (a) Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------

The Cutler Equity Fund (the "Fund") is managed pursuant to an equity income strategy. The investment manager and Trustees believe the S&P 500 Total Return Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities, broad index membership, and the representation of multiple security types that are used in the management of the Fund.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2008 (Unaudited)
================================================================================

SECTOR ALLOCATION (% OF NET ASSETS)

[PIE CHART OMITTED]

Consumer Discretionary                    5.7%
Consumer Staples                         13.7%
Energy                                   14.3%
Financials                               11.9%
Health Care                               8.6%
Industrials                              12.1%
Information Technology                    8.7%
Materials                                10.9%
Telecommunication Services                6.4%
Utilities                                 6.8%
Other                                     0.9%

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (Unaudited)
================================================================================
COMMON STOCKS -- 99.1%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.7%
   MEDIA -- 1.8%
     McGraw-Hill Cos., Inc. (The) .................       22,060   $    511,571
                                                                   ------------

   MULTILINE RETAIL -- 1.5%
     Nordstrom, Inc. ..............................       30,530        406,354
                                                                   ------------

   SPECIALTY RETAIL -- 2.4%
     Home Depot, Inc. (The) .......................       29,280        674,026
                                                                   ------------

CONSUMER STAPLES -- 13.7%
   BEVERAGES -- 3.8%
     PepsiCo, Inc. ................................       19,430      1,064,181
                                                                   ------------

   FOOD & STAPLES RETAILING -- 2.9%
     Sysco Corp. ..................................       36,520        837,769
                                                                   ------------

   FOOD PRODUCTS -- 3.6%
     Archer-Daniels-Midland Co. ...................       34,960      1,007,897
                                                                   ------------

   HOUSEHOLD PRODUCTS -- 3.4%
     Kimberly-Clark Corp. .........................       18,190        959,340
                                                                   ------------

ENERGY -- 14.3%
   ENERGY EQUIPMENT & SERVICES -- 2.6%
     Halliburton Co. ..............................       40,570        737,562
                                                                   ------------

   OIL, GAS & CONSUMABLE FUELS -- 11.7%
     Chevron Corp. ................................       16,540      1,223,464
     ConocoPhillips ...............................       16,180        838,124
     Exxon Mobil Corp. ............................       15,565      1,242,554
                                                                   ------------
                                                                      3,304,142
                                                                   ------------
FINANCIALS -- 11.9%
   COMMERCIAL BANKS -- 6.8%
     U.S. Bancorp .................................       35,510        888,105
     Wells Fargo & Co. ............................       35,100      1,034,748
                                                                   ------------
                                                                      1,922,853
                                                                   ------------

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
COMMON STOCKS -- 99.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 11.9% (CONTINUED)
   CONSUMER FINANCE -- 2.1%
     American Express Co. .........................       32,465   $    602,226
                                                                   ------------

   DIVERSIFIED FINANCIAL SERVICES -- 3.0%
     JPMorgan Chase & Co. .........................       26,500        835,545
                                                                   ------------

HEALTH CARE -- 8.6%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
     Becton, Dickinson & Co. ......................        8,150        557,379
                                                                   ------------

   PHARMACEUTICALS -- 6.6%
     Johnson & Johnson ............................       17,200      1,029,076
     Pfizer, Inc. .................................       47,220        836,266
                                                                   ------------
                                                                      1,865,342
                                                                   ------------
INDUSTRIALS -- 12.1%
   AEROSPACE & DEFENSE -- 3.8%
     United Technologies Corp. ....................       19,800      1,061,280
                                                                   ------------

   ELECTRICAL EQUIPMENT -- 2.8%
     Emerson Electric Co. .........................       21,800        798,098
                                                                   ------------

   INDUSTRIAL CONGLOMERATES -- 2.5%
     General Electric Co. .........................       42,610        690,282
                                                                   ------------

   MACHINERY -- 3.0%
     Caterpillar, Inc. ............................       18,890        843,816
                                                                   ------------

INFORMATION TECHNOLOGY -- 8.7%
   COMPUTERS & PERIPHERALS -- 3.7%
     International Business Machines Corp. ........       12,500      1,052,000
                                                                   ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.0%
     Intel Corp. ..................................       44,530        652,810
     Texas Instruments, Inc. ......................       48,450        751,944
                                                                   ------------
                                                                      1,404,754
                                                                   ------------

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
COMMON STOCKS -- 99.1% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS -- 10.9%
   CHEMICALS -- 1.3%
     E.I. Du Pont de Nemours & Co. ................       14,500   $    366,850
                                                                   ------------

   CONSTRUCTION MATERIALS -- 4.4%
     Vulcan Materials Co. .........................       17,820      1,239,916
                                                                   ------------

   METALS & MINING -- 5.2%
     Alcoa, Inc. ..................................       47,670        536,764
     Nucor Corp. ..................................       20,325        939,015
                                                                   ------------
                                                                      1,475,779
                                                                   ------------
TELECOMMUNICATION SERVICES -- 6.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.4%
     AT&T, Inc. ...................................       32,770        933,945
     Verizon Communications, Inc. .................       25,450        862,755
                                                                   ------------
                                                                      1,796,700
                                                                   ------------
UTILITIES -- 6.8%
   GAS UTILITIES -- 2.9%
     National Fuel Gas Co. ........................       26,290        823,666
                                                                   ------------

   MULTI-UTILITIES -- 3.9%
     Consolidated Edison, Inc. ....................       28,000      1,090,040
                                                                   ------------

 TOTAL COMMON STOCKS (Cost $29,824,773) ...........                $ 27,929,368
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 0.4%                                SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Portfolio -
   Select Class, 2.02% (a) (Cost $117,772) ........      117,772   $    117,772
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 99.5% (Cost $29,942,545)             $ 28,047,140

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% .....                     132,949
                                                                   ------------

TOTAL NET ASSETS -- 100.0% ........................                $ 28,180,089
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)
======================================================================================
ASSETS
     Investments in securities:
     At acquisition cost ..............................................   $ 29,942,545
                                                                          ============
     At value (Note 2) ................................................   $ 28,047,140
     Dividends receivable .............................................         82,494
     Receivable for investment securities sold ........................        362,386
     Receivable for capital shares sold ...............................         78,984
     Other assets .....................................................         15,955
                                                                          ------------
Total assets ..........................................................     28,586,959
                                                                          ------------

LIABILITIES
     Dividends payable ................................................          4,591
     Payable for investment securities purchased ......................        364,874
     Payable for capital shares redeemed ..............................         11,600
     Payable to Adviser (Note 3) ......................................          5,792
     Payable to administrator (Note 3) ................................          6,000
     Other accrued expenses and liabilities ...........................         14,013
                                                                          ------------
Total liabilities .....................................................        406,870
                                                                          ------------

NET ASSETS ............................................................   $ 28,180,089
                                                                          ============

NET ASSETS CONSIST OF:
     Paid-in capital ..................................................   $ 43,854,628
     Distributions in excess of net investment income .................         (3,387)
     Accumulated net realized losses from security transactions .......    (13,775,747)
     Net unrealized depreciation on investments .......................     (1,895,405)
                                                                          ------------
NET ASSETS ............................................................   $ 28,180,089
                                                                          ============

Shares of beneficial interest outstanding (unlimited number
     of shares authorized, no par value) ..............................      3,331,867
                                                                          ============

Net asset value, offering price and redemption price per share (Note 2)   $       8.46
                                                                          ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2008 (Unaudited)
=====================================================================================
INVESTMENT INCOME
     Dividend income .................................................   $    593,082
                                                                         ------------

EXPENSES
     Investment advisory fees (Note 3) ...............................        118,921
     Administration fees (Note 3) ....................................         36,000
     Trustees' fees and expenses .....................................         20,504
     Professional fees ...............................................         18,185
     Insurance expense ...............................................          7,700
     Registration fees ...............................................          7,448
     Custody and bank service fees ...................................          6,236
     Printing of shareholder reports .................................          4,245
     Postage and supplies ............................................          3,562
     Shareholder services fees (Note 3) ..............................          1,956
     Other expenses ..................................................          9,564
                                                                         ------------
Total expenses .......................................................        234,321
     Fees voluntarily waived by the Adviser (Note 3) .................        (11,728)
                                                                         ------------
Net expenses .........................................................        222,593
                                                                         ------------

NET INVESTMENT INCOME ................................................        370,489
                                                                         ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
     Net realized losses from investments ............................       (631,965)
     Net change in unrealized appreciation/depreciation on investments     (7,017,564)
                                                                         ------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ....................     (7,649,529)
                                                                         ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ...........................   $ (7,279,040)
                                                                         ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================
                                                           Six Months
                                                              Ended           Year
                                                        December 31, 2008    Ended
                                                           (Unaudited)    June 30, 2008
---------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income .............................   $    370,489    $    568,303
    Net realized gains (losses) from investments ......       (631,965)      1,502,137
    Net change in unrealized appreciation/depreciation
        on investments ................................     (7,017,564)     (6,448,599)
                                                          ------------    ------------
Net decrease in net assets from operations ............     (7,279,040)     (4,378,159)
                                                          ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ........................       (374,841)       (571,357)
                                                          ------------    ------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold .........................      3,852,630       3,782,936
    Net asset value of shares issued in reinvestment
         of distributions to shareholders .............        363,464         546,735
    Payments for shares redeemed ......................     (2,930,748)     (5,343,431)
                                                          ------------    ------------
Net increase (decrease) from capital share transactions      1,285,346      (1,013,760)
                                                          ------------    ------------

TOTAL DECREASE IN NET ASSETS ..........................     (6,368,535)     (5,963,276)

NET ASSETS
Beginning of period ...................................     34,548,624      40,511,900
                                                          ------------    ------------
End of period .........................................   $ 28,180,089    $ 34,548,624
                                                          ============    ============

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
    IN EXCESS OF) NET INVESTMENT INCOME ...............   $     (3,387)   $        965
                                                          ============    ============

CAPITAL SHARE ACTIVITY
Sold ..................................................        423,466         315,266
Reinvested ............................................         39,388          47,040
Redeemed ..............................................       (330,680)       (446,161)
                                                          ------------    ------------
Net increase (decrease) in shares outstanding .........        132,174         (83,855)
Shares outstanding at beginning of period .............      3,199,693       3,283,548
                                                          ------------    ------------
Shares outstanding at end of period ...................      3,331,867       3,199,693
                                                          ============    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
Per Share Data for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                              DEC. 31                               YEARS ENDED JUNE 30,
                                               2008          ------------------------------------------------------------------
                                            (UNAUDITED)         2008          2007          2006          2005          2004
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    10.80       $    12.34    $    10.46    $     9.75    $     9.38    $     8.29
                                            ----------       ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income .................         0.11             0.18          0.16          0.15          0.17          0.18
  Net realized and unrealized gains
     (losses) on investments ............        (2.34)           (1.54)         1.88          0.71          0.37          1.09
                                            ----------       ----------    ----------    ----------    ----------    ----------
Total from investment operations ........        (2.23)           (1.36)         2.04          0.86          0.54          1.27
                                            ----------       ----------    ----------    ----------    ----------    ----------

Less distributions from:
  Net investment income .................        (0.11)           (0.18)        (0.16)        (0.15)        (0.17)        (0.18)
                                            ----------       ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ........   $     8.46       $    10.80    $    12.34    $    10.46    $     9.75    $     9.38
                                            ==========       ==========    ==========    ==========    ==========    ==========

Total return (a) ........................      (20.70%)(b)      (11.13%)       19.59%         8.86%         5.77%        15.39%
                                            ==========       ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .....   $   28,186       $   34,549    $   40,512    $   38,083    $   40,107    $   41,233
                                            ==========       ==========    ==========    ==========    ==========    ==========

Ratios/supplementary data:
Ratio of net expenses
  to average net assets (d). ............        1.40%(c)         1.31%         1.30%         1.26%         1.30%         1.25%

Ratio of net investment income
  to average net assets .................        2.33%(c)         1.48%         1.36%         1.44%         1.77%         1.95%

Portfolio turnover rate .................          12%(b)           13%           10%           21%           14%           14%

(a) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Not annualized.

(c)   Annualized.

(d) Absent fee waivers by the Fund's investment adviser, the ratio of gross expenses to average net assets would have been 1.48%(c) for the six months ended December 31, 2008 and 1.43% and 1.43% for the years ended June 30, 2005 and 2004, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2008 (Unaudited)
================================================================================

1.    ORGANIZATION

      The Cutler Equity Fund (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

      The Fund seeks current income and long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following summarizes the significant accounting policies of the Fund:

      SECURITIES VALUATION -- Portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

      The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

      The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

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CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o     Level 2 - other significant observable inputs

      o     Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of December 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

      SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

      ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

      DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually.
      Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended December 31, 2008 and June 30, 2008 was ordinary income.

      FEDERAL INCOME TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

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CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of December 31, 2008:

      Tax cost of portfolio investments ........................   $ 29,990,457
                                                                   ============
      Gross unrealized appreciation ............................   $  3,759,109
      Gross unrealized depreciation ............................     (5,702,426)
                                                                   ------------
      Net unrealized depreciation ..............................     (1,943,317)
      Accumulated ordinary income ..............................          1,204
      Capital loss carryforward ................................    (13,095,870)
      Other temporary differences due to timing of
         cash distributions ....................................         (4,591)
      Other losses .............................................       (631,965)
                                                                   ------------
      Accumulated deficit ......................................   $(15,674,539)
                                                                   ============

      The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

      As of June 30, 2008, the Fund had capital loss carryforwards of $13,095,870, of which $4,320,968 expires June 30, 2010, $5,747,725 expires
      June 30, 2011,  $2,687,016 expires June 30, 2012 and $340,161 expires June
      30, 2014. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are required to be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended June 30, 2006 through June 30, 2008.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

3.    TRANSACTIONS WITH AFFILIATES

      INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets.

      Certain officers of the Trust are also officers of the Adviser.

      For the six months ended December 31, 2008, the Adviser voluntarily undertook to limit the total operating expenses of the Fund to 1.40% of average daily net assets. Accordingly, the Adviser voluntarily waived $11,728 of the Fund's investment advisory fees, during the six months ended December 31, 2008.

      ADMINISTRATION AND OTHER SERVICES -- Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

      SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services.

4.    SECURITIES TRANSACTIONS

      The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $4,992,592 and $3,731,577, respectively, during the six months ended December 31, 2008.

5.    CONTINGENCIES AND COMMITMENTS

      The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
================================================================================

      We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

      A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown (July 1, 2008) and held for the entire period (December 31, 2008).

      The table below illustrates the Fund's costs in two ways:

      ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

      HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

      The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
================================================================================

      More information about the Fund's expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                        Beginning         Ending
                                      Account Value    Account Value     Expenses Paid
                                      July 1, 2008   December 31, 2008   During Period*
                                      ------------  ------------------   --------------
      Based on Actual Fund Return ...   $1,000.00       $  793.00            $  6.33
      Based on Hypothetical 5% Return
         (before expenses) ..........   $1,000.00       $1,018.15            $  7.12

      * Expenses are equal to the Fund's annualized expense ratio of 1.40% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

CUTLER EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)
================================================================================

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge, upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Trust files a complete listing of the Fund's portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      On December 18, 2007, Deloitte & Touche ("D&T") was replaced as independent registered public accounting firm of the Fund, and Briggs, Bunting & Dougherty, LLP was selected as the Fund's new independent registered public accounting firm. The Fund's selection of Briggs, Bunting & Dougherty, LLP as its independent registered public accounting firm was approved by the Audit Committee and Board of Trustees of the Trust.

      D&T's  reports on the Fund's  financial  statements  for the fiscal  years ended June 30, 2007 and 2006 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of D&T's replacement, there were no disagreements between the Fund and D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

                         CUTLER INVESTMENT COUNSEL, LLC
                              INVESTMENT MANAGEMENT

                         INVESTMENT ADVISER TO THE TRUST

                                525 Bigham Knoll
                             Jacksonville, OR 97530
                          (800)228-8537 o(541)770-9000
                                Fax:(541)779-0006
                                 info@cutler.com

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Erich M. Patten
                              --------------------------------------------------
                                    Erich M. Patten, President

Date          February 17, 2009
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Erich M. Patten
                              --------------------------------------------------
                                    Erich M. Patten, President

Date          February 17, 2009
        -----------------------------

By (Signature and Title)*           /s/ Matthew C. Patten
                              --------------------------------------------------
                                    Matthew C. Patten, Treasurer

Date          February 17, 2009
        -----------------------------

* Print the name and title of each signing officer under his or her signature.